March 1, 2017

Via EDGAR

Mr. Trace Rakestraw
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

RE:	Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A number 109
File Numbers 002-35570, 811-01944

Dear Mr. Rakestraw,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”). The Amendment to the Registrant's registration statement is being filed as an annual update and to add an existing share class, Class 1, to the Diversified Balanced Account.

In the Amendment, the Registrant updated certain calendar year end information, including fund and index performance information. Certain disclosures have also been updated to include supplements and other changes over the year, as well as to make changes related to Staff comments to other filings made by the Principal Funds complex. The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense examples, portfolio manager SAI disclosure, and 5% and 25% ownership information.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please call me at 515-247-5461 or Britney Schnathorst at 515-235-1209 if you have any questions.
Sincerely,
/s/ Clint Woods
Clint Woods
Counsel, Registrant